Financial Instruments by Category - Summary of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortised cost	$ 94,170	$ 79,892
Trade And Notes Payables
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortised cost	5,238	9,586
Financial Liabilities included in Other Payables and Accruals
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortised cost	85,559	64,221
Lease liabilities [member]
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortised cost	$ 3,373	$ 6,085